Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EntrepreneurShares Series Trust
Entity Central Index Key	0001495922
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000194842
Shareholder Report [Line Items]
Fund Name	ERShares Entrepreneurs ETF
Trading Symbol	XOVR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ERShares Entrepreneurs ETF (the "Fund") for the period of July 1, 2023 through June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://entrepreneurshares.com/investor-resources/. You can also request this information by contacting us at 877-271-8811.
Additional Information Phone Number	877-271-8811
Additional Information Website	https://entrepreneurshares.com/investor-resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ERShares Private-Public Crossover ETF	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

As of June 30, 2024, ENTR delivered a one year performance of 27.33%. During the same period, the S&P 500® Index had a return of 24.56% .

The Fund's performance reflects the market conditions which were favorable to large cap stocks, particularly the Magnificent Seven. The Fund has been underweight on Magnificent Seven stocks relative to the benchmark due to concentration risks. This strategy enabled us to have strong relative performance in the first quarter of 2024, in which heavy Index weights such as Apple, Inc. and Tesla, Inc. faltered. A strong return to performance by these Magnificent Seven stocks prevented the Fund from finishing on a strong note, though we remain convinced that our strategy will ultimately prevail. While the second half of 2023 was favorable to US Large Cap Growth Stocks, concerns about continuing inflation and questions surrounding potential Federal Reserve actions on interest rates were not favorable to US growth stock performance. Despite these challenges, the Fund has stuck to its strategy and has focused on being overweight in Large Cap US growth companies with expanding margins.

Looking ahead, we remain committed to our growth oriented investment strategy, focusing on US companies that we believe are poised to deliver strong growth in a favorable interest rate environment. We believe that this approach will continue to deliver strong results for our shareholders.

Line Graph [Table Text Block]
	ERShares Private-Public Crossover ETF - NAV	Russell 1000® Growth Index	S&P 500® Index
11/06/17	$10,000	$10,000	$10,000
06/30/18	$11,730	$11,057	$10,629
06/30/19	$12,094	$12,335	$11,736
06/30/20	$14,636	$15,207	$12,617
06/30/21	$19,321	$21,669	$17,764
06/30/22	$11,005	$17,601	$15,878
06/30/23	$14,200	$22,372	$18,989
06/30/24	$18,081	$29,863	$23,652

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (November 6, 2017)
ERShares Private-Public Crossover ETF - NAV	27.33%	8.38%	9.32%
ERShares Private-Public Crossover ETF - Market Price	27.29%	8.41%	9.33%
Russell 1000® Growth Index	33.48%	19.34%	17.89%
S&P 500® Index	24.56%	15.05%	13.83%

Performance Inception Date		Nov. 06, 2017
Material Change Date	Jun. 30, 2024
AssetsNet	$ 84,780,232	$ 84,780,232
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 525,671
InvestmentCompanyPortfolioTurnover	360.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$84,780,232
Number of Portfolio Holdings	28
Advisory Fee	$525,671
Portfolio Turnover	360%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Energy	2.4%
Industrials	2.6%
Health Care	12.3%
Consumer Discretionary	13.2%
Communications	23.4%
Technology	45.9%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	8.7%
Alphabet, Inc., Class A	6.4%
Amazon.com, Inc.	5.7%
Meta Platforms, Inc., Class A	5.1%
Oracle Corp.	4.9%
Arista Networks, Inc.	4.1%
Crowdstrike Holdings, Inc., Class A	4.1%
Regeneron Pharmaceuticals, Inc.	4.0%
Super Micro Computer, Inc.	3.7%
Salesforce.com, Inc.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://entrepreneurshares.com/investor-resources/
C000092399
Shareholder Report [Line Items]
Fund Name	ERShares Global Entrepreneurs
Class Name	Institutional Class
Trading Symbol	ENTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ERShares Global Entrepreneurs (the "Fund") for the period of July 1, 2023 through June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://entrepreneurshares.com/investor-resources/. You can also request this information by contacting us at 877-271-8811.
Additional Information Phone Number	877-271-8811
Additional Information Website	https://entrepreneurshares.com/investor-resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

As of June 30, 2024, ENTIX delivered a one year performance of 20.97%. During the same period, the S&P 500® Index returned 24.56% .

The Fund's performance reflects the market conditions which were favorable to large cap stocks, particularly the Magnificent Seven. The Fund has been overweight on US stocks due to global turbulent markets. While the second half of 2023 were favorable to US stocks, concerns about continuing inflation and questions surrounding potential Federal Reserve actions on interest rates were not favorable to longer duration US stock equities performance. Despite these challenges, the Fund has stuck to its strategy and has focused on being overweight in US companies with strong growth and expanding margins.

Looking ahead, we remain committed to our growth oriented investment strategy, focusing on US companies that we believe are poised to deliver strong growth in a favorable interest rate environment. We believe that this approach will continue to deliver strong results for our shareholders.

Line Graph [Table Text Block]
	ERShares Global Entrepreneurs	S&P 500® Index	MSCI World Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,349	$10,742	$10,143
Jun-2016	$10,064	$11,171	$9,861
Jun-2017	$12,484	$13,170	$11,655
Jun-2018	$14,812	$15,064	$12,948
Jun-2019	$14,976	$16,633	$13,767
Jun-2020	$16,445	$17,881	$14,159
Jun-2021	$23,455	$25,175	$19,687
Jun-2022	$14,297	$22,503	$16,864
Jun-2023	$16,121	$26,912	$19,986
Jun-2024	$19,502	$33,521	$24,021

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ERShares Global Entrepreneurs	20.97%	5.42%	6.91%
S&P 500® Index	24.56%	15.05%	12.86%
MSCI World Index	20.19%	11.78%	9.16%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 35,441,736	$ 35,441,736
Holdings Count | Holding	60	60
Advisory Fees Paid, Amount	$ 380,150
InvestmentCompanyPortfolioTurnover	208.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,441,736
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$380,150
Portfolio Turnover	208%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Energy	1.4%
Materials	1.8%
Utilities	2.3%
Consumer Staples	2.5%
Industrials	3.3%
Money Market Funds	4.7%
Financials	7.7%
Consumer Discretionary	10.6%
Health Care	11.4%
Communications	18.6%
Technology	35.7%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	5.5%
Fidelity Investments Money Market Treasury Only Portfolio, Class I	4.7%
Meta Platforms, Inc., Class A	4.2%
Alphabet, Inc., Class A	3.3%
MercadoLibre, Inc.	2.7%
Pegasystems, Inc.	2.6%
Shopify, Inc., Class A	2.5%
Super Micro Computer, Inc.	2.5%
Regeneron Pharmaceuticals, Inc.	2.5%
Toast, Inc., Class A	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://entrepreneurshares.com/investor-resources/
C000096041
Shareholder Report [Line Items]
Fund Name	ERShares US Small Cap
Class Name	Institutional Class
Trading Symbol	IMPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ERShares US Small Cap (the "Fund") for the period of July 1, 2023 through June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://entrepreneurshares.com/investor-resources/. You can also request this information by contacting us at 877-271-8811.
Additional Information Phone Number	877-271-8811
Additional Information Website	https://entrepreneurshares.com/investor-resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

As of June 30, 2024, IMPAX delivered a one year performance of -5.70%. During the same period, the S&P 500® Index had a return of 24.56% .

The Fund's performance reflects the market conditions which were favorable to large cap stocks, particularly the Magnificent Seven. While the second half of 2023 favored small cap stocks, continuing concerns regarding inflation and questions surrounding potential Federal Reserve actions on interest rates were detrimental to small cap performance and long duration equities. Moreover, due to a preponderance of Large Cap and Mid Cap equities in the comparative small cap benchmarks, the preponderance of the performance in the comparative index was skewed away from non traditional small cap equities. This issue was actually reported by us to the benchmark providers and they made a corrective decision by the end of the 2nd quarter 2024. We also documented this issue in a Forbes article that we authored. Despite these challenges, the Fund has stuck to its strategy and has focused on high growth small cap equities.

Looking ahead, we remain committed to our growth oriented investment strategy, focusing on US companies that we believe are poised to deliver strong growth in a favorable interest rate environment. We believe that this approach will continue to deliver strong results for our shareholders.

Line Graph [Table Text Block]
	ERShares US Small Cap - Institutional Class	S&P 500® Index	Russell 2000® Growth Index	Russell 2000® Total Return Index	S&P SmallCap 600® Index
Jun-2014	$10,000	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,726	$10,742	$11,234	$10,649	$10,672
Jun-2016	$9,693	$11,171	$10,026	$9,932	$10,669
Jun-2017	$12,735	$13,170	$12,473	$12,375	$13,066
Jun-2018	$16,864	$15,064	$15,200	$14,549	$15,744
Jun-2019	$17,131	$16,633	$15,125	$14,067	$14,975
Jun-2020	$17,278	$17,881	$15,651	$13,135	$13,285
Jun-2021	$24,566	$25,175	$23,690	$21,283	$22,240
Jun-2022	$15,883	$22,503	$15,770	$15,920	$18,502
Jun-2023	$18,879	$26,912	$18,692	$17,879	$20,306
Jun-2024	$17,803	$33,521	$20,400	$19,677	$22,064

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ERShares US Small Cap - Institutional Class	- 5.70%	0.77%	5.94%
S&P 500® Index	24.56%	15.05%	12.86%
Russell 2000® Growth Index	9.14%	6.17%	7.39%
Russell 2000® Total Return Index	10.06%	6.94%	7.00%
S&P SmallCap 600® Index	8.66%	8.06%	8.24%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 36,657,732	$ 36,657,732
Holdings Count | Holding	55	55
Advisory Fees Paid, Amount	$ 467,532
InvestmentCompanyPortfolioTurnover	230.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,657,732
Number of Portfolio Holdings	55
Advisory Fee (net of waivers)	$467,532
Portfolio Turnover	230%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Energy	2.0%
Consumer Staples	2.3%
Financials	4.2%
Money Market Funds	6.4%
Industrials	6.6%
Communications	8.0%
Consumer Discretionary	16.2%
Health Care	24.0%
Technology	33.6%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Super Micro Computer, Inc.	3.8%
Globus Medical, Inc., Class A	3.7%
Invesco Government & Agency Portfolio, Institutional Class	3.2%
Fidelity Investments Money Market Treasury Only Portfolio, Class I	3.2%
Pegasystems, Inc.	3.0%
Toast, Inc., Class A	2.8%
Twist Bioscience Corp.	2.7%
United Therapeutics Corp.	2.6%
Yelp, Inc.	2.4%
Zscaler, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://entrepreneurshares.com/investor-resources/